THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF
JANUARY 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.9%
	Shares	Value
FRANCE — 2.2%
AEROSPACE/DEFENSE EQUIPMENT — 2.2%
Airbus ADR	24,820	$1,415,981

TOTAL FRANCE		1,415,981

JAPAN — 7.2%
ENTERTAINMENT — 3.8%
Nintendo ADR	158,650	2,443,210

LEISURE EQUIPMENT & PRODUCTS — 3.4%
Shimano ADR	188,980	2,144,923

TOTAL JAPAN		4,588,133

NETHERLANDS — 4.0%
SEMI-CONDUCTORS & INSTRUMENTS — 4.0%
NXP Semiconductors	11,232	2,540,005

TOTAL NETHERLANDS		2,540,005

UNITED KINGDOM — 2.9%
BEVERAGES — 2.9%
Diageo ADR	20,420	1,894,976

TOTAL UNITED KINGDOM		1,894,976

UNITED STATES — 81.6%
AEROSPACE/DEFENSE EQUIPMENT — 5.0%
Honeywell International	14,092	3,206,212

AIRLINES — 3.2%
Delta Air Lines	30,640	2,018,870

AUTO COMPONENTS — 2.4%
Aptiv *	20,000	1,515,000

BEVERAGES — 2.6%
Constellation Brands, Cl A	10,756	1,685,465

BUILDING PRODUCTS — 3.8%
Masco	36,760	2,429,468

CAPITAL MARKETS — 4.1%
CME Group, Cl A	9,156	2,646,633

CONSTRUCTION MATERIALS — 3.7%
Amrize Ltd *	44,870	2,361,059

CONSUMER FINANCE — 1.8%
American Express	3,183	1,120,957

ENERGY EQUIPMENT & SERVICES — 1.9%
Schlumberger	25,660	1,241,431

ENVIRONMENTAL SERVICES — 0.1%
Versant Media Group *	2,071	67,467

GROUND TRANSPORTATION — 8.8%
Uber Technologies *	38,400	3,073,920
Union Pacific	11,000	2,586,100
		5,660,020
HEALTH CARE EQUIPMENT & SERVICES — 7.9%
Align Technology *	14,222	2,318,613
Medtronic	26,363	2,714,334
		5,032,947
HEALTH CARE PROVIDER & SERVICES — 3.5%
Labcorp Holdings	8,142	2,210,716

HEALTH CARE PROVIDERS & SERVICES — 7.9%
Centene *	40,620	1,759,658

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF
JANUARY 31, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — continued
Elevance Health	9,550	$3,301,817
		5,061,475
HOTELS, RESTAURANTS & LEISURE — 3.2%
Airbnb, Cl A *	15,921	2,059,700

HOUSEHOLD DURABLES — 2.5%
Estee Lauder, Cl A	14,000	1,613,920

INTERACTIVE MEDIA & SERVICES — 3.3%
Alphabet, Cl A	6,228	2,105,064

MEDIA — 2.4%
Comcast, Cl A	51,770	1,540,158

OIL, GAS & CONSUMABLE FUELS — 5.7%
Chevron	9,200	1,627,480
Energy Transfer	111,000	2,047,950
		3,675,430
PHARMACEUTICALS — 3.8%
Bristol-Myers Squibb	44,768	2,464,478

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.0%
Texas Instruments	12,000	2,586,600

TOTAL UNITED STATES		52,303,070

TOTAL COMMON STOCK
(Cost $53,717,254)		62,742,165

TOTAL INVESTMENTS — 97.9%
(Cost $53,717,254)		$62,742,165

Percentages are based on Net Assets of $64,119,448.
*	Non-income producing security.

ADR — American Depositary Receipt

CMB-QH-010-3700

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